Document and Entity Information	Feb. 13, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	Otonomy, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-36591
Entity Tax Identification Number	26-2590070
Entity Address, Postal Zip Code	92121
City Area Code	619
Local Phone Number	323-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OTIC
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001493566
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	4796 Executive Drive
Entity Address, City or Town	San Diego
Entity Address, Postal Zip Code	92121
Entity Address, State or Province	CA